Provision for contingencies and judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provision for contingencies and judicial deposits
Judicial deposits	R$ 826	R$ 147
Provision for contingencies	607	181
Labor and social security contingencies
Provision for contingencies and judicial deposits
Judicial deposits	826	147
Provision for contingencies	R$ 607	R$ 181